CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Allowance for doubtful accounts receivable	¥ 166,602	$ 23,421	¥ 240,326
Total current liabilities	29,149,427	4,097,762	22,476,470
Total non-current liabilities	8,292,179	1,165,697	14,322,582
VIEs
Total current liabilities	12,754,468	1,792,955		$ 13,941,720
Total non-current liabilities	¥ 1,697,520	$ 238,634	¥ 919,082
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	3,246,481,443	3,246,481,443	2,940,101,566	2,940,101,566
Common stock, shares outstanding	3,041,871,446	3,041,871,446	2,722,361,459	2,722,361,459
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278	2,876,391,396	2,876,391,396
Common stock, shares outstanding	3,041,097,278	3,041,097,278	2,876,391,396	2,876,391,396